PENSION LIABILITIES, NET (Schedule Of Assumptions Used) (Details)	Dec. 31, 2021	Dec. 31, 2020
Liability, Defined Benefit Plan [Abstract]
Discount rate	1.90%	1.70%
Rate of compensation increase	2.75%	2.25%